Deferred Revenue - Schedule of Adoption of New Accounting Pronouncements (Details) (10K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 18,620,000	$ 15,181,000	$ 56,202,332	$ 54,458,845
Total costs of goods sold	14,023,000	12,014,000	43,139,895	43,089,210
Gross profit	$ 4,597,000	$ 3,166,000	$ 13,062,437	11,369,635
Revenue, percentage			8.22%
Costs of goods sold, percentage			12.09%
Gross profit, percentage			(4.56%)
Topic 606 [Member]
Revenues			$ 56,202,332
Total costs of goods sold			43,139,895
Gross profit			13,062,437
Topic 605 [Member]
Revenues			60,823,023
Total costs of goods sold			48,356,388
Gross profit			$ 12,466,635
Topic 606 Variance [Member]
Revenues				1,743,487
Total costs of goods sold				50,685
Gross profit				1,692,802
Topic 605 Variance [Member]
Revenues				6,364,178
Total costs of goods sold				5,267,178
Gross profit				$ 1,097,000